Annual Fund Operating Expenses	Nov. 21, 2025
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	1.06%	[1]
YieldMax(TM) Target 12(TM) Biotech & Pharma Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Expenses (as a percentage of Assets)	0.99%	[2]
YieldMax(TM) Target 12(TM) Energy Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Expenses (as a percentage of Assets)	0.99%	[4]
YieldMax(TM) Target 12(TM) Real Estate Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[6]
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	0.00%	[6],[7]
Expenses (as a percentage of Assets)	0.99%	[6]
YieldMax(TM) Target 12(TM) Tech & Innovation Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.00%	[8],[9]
Expenses (as a percentage of Assets)	0.99%	[8]
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[10]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.10%	[10]
Expenses (as a percentage of Assets)	1.09%	[10]
YieldMax(R) AI & Tech Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.07%	[11]
Expenses (as a percentage of Assets)	1.06%	[11]
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[12]
Distribution and Service (12b-1) Fees	0.00%	[12]
Other Expenses (as a percentage of Assets):	0.03%	[12]
Expenses (as a percentage of Assets)	1.02%	[12]
YieldMax(R) China Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.00%	[13],[14]
Expenses (as a percentage of Assets)	0.99%	[13]
YieldMax(R) Semiconductor Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.04%	[15],[16]
Expenses (as a percentage of Assets)	1.03%	[15]
YieldMax(R) Biotech & Pharma Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.00%	[17],[18]
Expenses (as a percentage of Assets)	0.99%	[17]
YieldMaxTM MSTR Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.01%	[19],[20]
Expenses (as a percentage of Assets)	1.00%	[19]
YieldMaxTM AMD Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.02%	[21],[22]
Expenses (as a percentage of Assets)	1.01%	[21]
YieldMaxTM AMZN Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.02%	[23],[24]
Expenses (as a percentage of Assets)	1.01%	[23]
YieldMaxTM MARA Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.02%	[25],[26]
Expenses (as a percentage of Assets)	1.01%	[25]
YieldMaxTM Bitcoin Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[27]
Distribution and Service (12b-1) Fees	0.00%	[27]
Other Expenses (as a percentage of Assets):	0.02%	[27],[28]
Expenses (as a percentage of Assets)	1.01%	[27]
YieldMaxTM META Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.02%	[29],[30]
Expenses (as a percentage of Assets)	1.01%	[29]
YieldMaxTM SMCI Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.02%	[31],[32]
Expenses (as a percentage of Assets)	1.01%	[31]
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[33]
Distribution and Service (12b-1) Fees	0.00%	[33]
Other Expenses (as a percentage of Assets):	0.01%	[33]
Acquired Fund Fees and Expenses	0.40%	[33],[34]
Expenses (as a percentage of Assets)	0.70%	[33]
YieldMax(TM) Dorsey Wright Featured 5 Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[35]
Distribution and Service (12b-1) Fees	0.00%	[35]
Other Expenses (as a percentage of Assets):	0.02%	[35]
Acquired Fund Fees and Expenses	0.62%	[35],[36]
Expenses (as a percentage of Assets)	0.93%	[35]
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[37]
Distribution and Service (12b-1) Fees	0.00%	[37]
Other Expenses (as a percentage of Assets):	0.18%	[37],[38]
Expenses (as a percentage of Assets)	1.17%	[37]
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[39]
Distribution and Service (12b-1) Fees	0.00%	[39]
Other Expenses (as a percentage of Assets):	0.09%	[39],[40]
Expenses (as a percentage of Assets)	1.08%	[39]
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[41]
Distribution and Service (12b-1) Fees	0.00%	[41]
Other Expenses (as a percentage of Assets):	0.73%	[41],[42]
Acquired Fund Fees and Expenses	0.01%	[41],[42],[43]
Expenses (as a percentage of Assets)	1.73%	[41]

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[7]	Based on estimated amounts for the current fiscal year.
[8]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[9]	Based on estimated amounts for the current fiscal year.
[10]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[11]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[12]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[13]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[14]	Based on estimated amounts for the current fiscal year.
[15]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[16]	Based on estimated amounts for the current fiscal year.
[17]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[18]	Based on estimated amounts for the current fiscal year.
[19]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	The Fund’s adviser will pay, or require all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[22]	Based on estimated amounts for the current fiscal year.
[23]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.
[25]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[26]	Based on estimated amounts for the current fiscal year.
[27]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[28]	Based on estimated amounts for the current fiscal year.
[29]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[30]	Based on estimated amounts for the current fiscal year.
[31]	The Fund’s adviser will pay, all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[32]	Based on estimated amounts for the current fiscal year.
[33]	The Fund’s adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[34]	Acquired Fund Fees and Expenses (AFFEs) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds that invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.
[35]	The Fund’s adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[36]	Acquired Fund Fees and Expenses (AFFEs) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds that invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.
[37]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[38]	Based on estimated amounts for the current fiscal year.
[39]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[40]	Based on estimated amounts for the current fiscal year.
[41]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[42]	Based on estimated amounts for the current fiscal year.
[43]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.